Accounts receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Accounts receivable	¥ 3,746,826	¥ 3,164,023
Allowance for credit losses	(107,032)	(96,959)	¥ (85,115)
Accounts receivable, net	¥ 3,639,794	¥ 3,067,064